Consolidated Balance Sheets (Parenthetical)	Jun. 05, 2024	Jun. 30, 2025 $ / shares shares	Dec. 31, 2024 $ / shares shares	Dec. 31, 2023 $ / shares shares
Condensed Consolidated Balance Sheets
Preferred stock, shares authorized		350,000	350,000	350,000
Preferred stock, shares issued		0	0	0
Preferred stock, shares outstanding		0	0	0
Common stock, par value (per share) | $ / shares		$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized		75,000,000	75,000,000	75,000,000
Common stock, shares issued		3,504,950	2,514,499	648,761
Common stock, shares outstanding		3,504,950	2,514,499	648,761
Reverse stock spilt effective from June 5, 2024	0.0625